CAPITAL MANAGEMENT AND RISK POLICIES	3 Months Ended
Mar. 31, 2025
Disclosure of reconciliation of changes in loss allowance and explanation of changes in gross carrying amount for financial instruments [abstract]
CAPITAL MANAGEMENT AND RISK POLICIES

NOTE 32. CAPITAL MANAGEMENT AND RISK POLICIES
The main risks to which the Group is exposed are classified into nine types: capital risk, financial risks (market risk, currency risk, interest rate risk, and liquidity risk), credit risk, operational risk, technological risk, cybersecurity risk, reputational risk, strategic risk, and money laundering risk.
There have been no significant changes in the aforementioned risk management policies, with respect to those set forth in the financial statements as of December 31, 2024.